Directors', supervisors' and senior management's emoluments	12 Months Ended
Dec. 31, 2019
Directors', supervisors' and senior management's emoluments [abstract]
Directors', supervisors' and senior management's emoluments
39	Directors’, supervisors’ and senior management’s emoluments

(a)	Pre-tax benefits and social insurance of directors and supervisors

The remuneration of every director and supervisor of the Company for the year ended 31 December 2019 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total
Name of director
Mr. Zhao Keyu[1]	-	-	-	-	-
Mr. Shu Yinbiao[2]	-	-	-	-	-
Mr. Cao Peixi[3]	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Wang Yongxiang	-	-	-	-	-
Mr. Mi Dabin	-	-	-	-	-
Mr. Guo Hongbo	-	-	-	-	-
Mr. Cheng Heng	-	-	-	-	-
Mr. Lin Chong	-	-	-	-	-
Mr. Yue Heng	300	-	-	-	300
Mr. Xu Mengzhou	300	-	-	-	300
Mr. Liu Jizhen	300	-	-	-	300
Mr. Xu Haifeng	300	-	-	-	300
Mr. Zhang Xianzhi	300	-	-	-	300

Sub-total	1,500	-	-	-	1,500

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	-	-	-	-	-
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	-	-	-	-	-
Ms. Zhang Xiaojun	-	150	529	131	810
Mr. Zhang Xiancheng	-	154	529	131	814

Sub-total		304	1,058	262	1,624

Total	1,500	304	1,058	262	3,124

The remuneration of every director and supervisor of the Company for the year ended 31 December 2018 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total
Name of director
Mr. Shu Yinbiao	-	-	-	-	-
Mr. Cao Peixi	-	-	-	-	-
Mr. Liu Guoyue	-	-	-	-	-
Mr. Fan Xiaxia	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Wang Yongxiang	-	-	-	-	-
Mr. Mi Dabin	-	-	-	-	-
Mr. Guo Hongbo	-	-	-	-	-
Mr. Cheng Heng	-	-	-	-	-
Mr. Lin Chong	-	-	-	-	-
Mr. Yue Heng	74	-	-	-	74
Mr. Xu Mengzhou	74	-	-	-	74
Mr. Liu Jizhen	74	-	-	-	74
Mr. Xu Haifeng	74	-	-	-	74
Mr. Zhang Xianzhi	74	-	-	-	74

Sub-total	370	-	-	-	370

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	-	-	-	-	-
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	-	-	-	-	-
Ms. Zhang Xiaojun	-	154	476	130	760
Mr. Zhu Daqing	-	66	250	63	379
Mr. Zhang Xiancheng	-	36	87	22	145

Sub-total	-	256	813	215	1,284
Total	370	256	813	215	1,654

The remuneration of every director and supervisor of the Company for the year ended 31 December 2017 is set out below:

	Fees	Basic salaries	Performance salaries	Pension	Total
Name of director
Mr. Cao Peixi	-	-	-	-	-
Mr. Guo Junming	-	-	-	-	-
Mr. Liu Guoyue	-	-	-	-	-
Mr. Fan Xiaxia	-	-	-	-	-
Mr. Li Shiqi	-	-	-	-	-
Mr. Huang Jian	-	-	-	-	-
Mr. Wang Yongxiang	-	-	-	-	-
Mr. Mi Dabin	24	-	-	-	24
Mr. Guo Hongbo	-	-	-	-	-
Mr. Zhu Yousheng	24	-	-	-	24
Ms. Li Song	24	-	-	-	24
Mr. Cheng Heng	-	-	-	-	-
Mr. Lin Chong	-	-	-	-	-
Mr. Li Zhensheng	37	-	-	-	37
Mr. Yue Heng	74	-	-	-	74
Mr. Geng Jianxin	37	-	-	-	37
Mr. Xia Qing	37	-	-	-	37
Mr. Xu Mengzhou	74	-	-	-	74
Mr. Liu Jizhen	37	-	-	-	37
Mr. Xu Haifeng	37	-	-	-	37
Mr. Zhang Xianzhi	37	-	-	-	37

Sub-total	442	-	-	-	442

Name of supervisor
Mr. Ye Xiangdong	-	-	-	-	-
Mr. Mu Xuan	24	-	-	-	24
Ms. Zhang Mengjiao	-	-	-	-	-
Mr. Gu Jianguo	24	-	-	-	24
Ms. Zhang Xiaojun	-	137	466	124	727
Mr. Zhu Daqing	-	135	464	123	722

Sub-total	48	272	930	247	1,497

Total	490	272	930	247	1,939

[1]	Appointed on 5 March 2020
[2]	Appointed on 30 January 2019 and resigned on 5 March 2020
[3]	Resigned on 30 January 2019

During the year, no option was granted to the directors or the supervisors (2018: nil).

During the year, no emolument was paid to the directors or the supervisors (including the five highest paid employees) as an inducement to join or upon joining the Company or as compensation for loss of office (2018: nil).

No director or supervisor had waived or agreed to waive any emoluments during the years 2019 and 2018.

(b)	Five highest paid individuals

The five individuals whose emoluments were the highest in the Group for the year included no director (2018: no director). Directors emoluments are reflected in the analysis presented above. The emoluments payable to all the five (2018: five) individuals during the year (within the range of nil to RMB1.03 million) are as follows:

	For the year ended 31 December
	2019	2018	2017

Basic salaires	1,578	1,500	1,524
Performance salaris	2,329	2,100	1,800
Pension	695	679	648

Total	4,602	4,279	3,972